Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Additional Information (Details) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Weighted Average Shares And Adjusted Weighted Average Shares [Abstract]
Number of options with anti-dilutive effect	13,093	0	134,476